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PROSPECTUS                                                                                                          MAY 1, 2004

                                                        AMERICAN SKANDIA TRUST
                                            One Corporate Drive, Shelton, Connecticut 06484
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American Skandia Trust (the "Trust") is an investment company made up of the following 37 separate  portfolios  ("Portfolios"),  one of which is offered through this Prospectus:

   AST Money Market Portfolio

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION NOR HAS THE COMMISSION  PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment  vehicle for life  insurance  companies  ("Participating  Insurance  Companies")  writing  variable  annuity contracts and variable  life  insurance  policies.  Shares of the Trust may also be sold  directly to certain  tax-deferred  retirement plans.  Each  variable  annuity  contract  and  variable  life  insurance  policy  involves  fees and  expenses  not  described in this
Prospectus.  Please read the Prospectus for the variable annuity  contract or variable life insurance policy for information  regarding the contract or policy, including its fees and expenses.

The Trust received an order from the  Securities and Exchange  Commission  permitting its Investment  Managers,  subject to approval by its Board of Trustees,  to change sub-advisors of each Portfolio without shareholder  approval.  For more information,  please see this
Prospectus under "Management of the Trust."

                                                           TABLE OF CONTENTS
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Caption                                                                                                                         Page
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                                                          Risk/Return Summary

         American Skandia Trust (the "Trust") is comprised of thirty-seven  investment  portfolios (the "Portfolios"),  one of which is offered  through this  Prospectus.  While the  Portfolio  offers the  potential  for stable  returns with  relatively  less risk, it is possible to lose money when  investing in this  Portfolio.  Investments  in the  Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         It is not possible to provide an exact measure of the risk to which a Portfolio is subject,  and a Portfolio's  risk will vary based on the  securities  that it  holds at a given  time.  Nonetheless,  based on each  Portfolio's  investment  style  and the  risks typically  associated  with that style,  it is possible to assess in a general  manner the risks to which a Portfolio  will be subject.
The  following  discussion  highlights  the  investment  strategies  and risks of each  Portfolio.  Additional  information  about each
Portfolio's potential investments and its risks is included in this Prospectus under "Investment Objectives and Policies."

Fixed Income Portfolio:

Portfolio:                    Investment Goal:               Primary Investments:
---------                     ---------------                -------------------

Money Market                  Maximize current income        The Portfolio invests in high-quality, short-term, U.S.
                              and maintain high levels       dollar-denominated instruments.
                              of liquidity

Principal Investment Strategies:
-------------------------------

The AST Money Market  Portfolio  will invest in  high-quality,  short-term,  U.S.  dollar  denominated  corporate,  bank and government obligations.  Under the  regulatory  requirements  applicable to money market funds,  the  Portfolio  must maintain a weighted  average portfolio  maturity of not more than 90 days and invest in  securities  that have  effective  maturities  of not more than 397 days. In addition,  the Portfolio will limit its investments to those securities that, in accordance with guidelines  adopted by the Trustees of the Trust,  present  minimal  credit  risks.  The  Portfolio  will not  purchase any security  (other than a United  States  Government security) unless:

         (1) if rated by only one nationally  recognized  statistical rating organization (such as Moody's and Standard & Poor's), such organization has rated it with the highest rating assigned to short-term debt securities;

         (2) if rated by more than one nationally  recognized  statistical rating organization,  at least two rating organizations have rated it with the highest rating assigned to short-term debt securities; or

         (3) it is not rated, but is determined to be of comparable quality in accordance with the guidelines noted above.

Principal Risks:
---------------

o        The risk of a fund or portfolio  investing  primarily  in fixed income  securities  is  determined  largely by the quality and maturity  characteristics of its portfolio securities.  Lower-quality fixed income securities are subject to greater risk that the company may fail to make  interest  and  principal  payments on the  securities  when due.  Fixed  income  securities  with longer maturities (or durations) are generally  subject to greater risk than  securities  with shorter  maturities,  in that their values will fluctuate more in response to changes in market  interest  rates.  Accordingly,  loss of money is a risk of investing in each of these funds.

o        The AST Money Market  Portfolio  seeks to preserve the value of your  investment at $1.00 per share,  but it is still possible to lose money by investing in the Portfolio.  For instance,  the issuer or guarantor of a portfolio security or the other party to a contract  could  default on its  obligation,  and this could  cause the  Portfolio's  net asset  value to fall below  $1.00.  An investment in the Portfolio is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation  or any other  government agency.  In addition,  the income earned by the Portfolio  will  fluctuate  based on market  conditions,  interest rates and other factors. In a low interest rate environment,  the yield for the Portfolio,  after deduction of operating expenses, may be negative even though the yield before  deducting  such  expenses is positive.  A negative  yield may also cause the  Portfolio's  net asset value per share to fall below $1.00.  The Investment  Managers may decide to reimburse  certain of these expenses to the Portfolio in order to maintain a positive  yield,  however they are under no  obligation to do so and may cease doing so at any time without prior notice.

Past Performance

             The bar charts show the  performance  of the  Portfolio  for each full  calendar year the Portfolio has been in operation.
The tables below each bar chart show each such  Portfolio's  best and worst quarters  during the periods  included in the bar chart, as well as average  annual total returns for each  Portfolio  since  inception.  This  information  may help provide an indication of each
Portfolio's  risks by showing  changes in performance  from year to year and by comparing the  Portfolio's  performance  with that of a broad-based  securities  index. The performance  figures do not reflect any charges  associated with the variable  insurance  contracts through which  Portfolio  shares are purchased;  and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past performance does not necessarily indicate how a Portfolio will perform in the future.

[graph]

                  ------------------------------------- -----------------------------------
                  Best Quarter                          Worst Quarter
                  ------------------------------------- -----------------------------------
                  ------------------------------------- -----------------------------------
                  Up 1.77%, 3rd quarter 2000            Up 0.13%, 4th quarter 2003
                  ------------------------------------- -----------------------------------

                  ------------------------------------- -----------------------------------
                  7-day yield (as of 12/31/03)                                       0.56%
                  ------------------------------------- -----------------------------------
                  *Prior to September 22, 2001 J.P. Morgan Investment Management, Inc. served as Sub-advisor to the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO:

The table  below  describes  the fees and  expenses  that you may pay if you buy and hold  shares of the  Portfolio.  Unless  otherwise indicated, the expenses shown below are for the year ending December 31, 2003.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases                                                 NONE*
Maximum Deferred Sales Charge (Load)                                                             NONE*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      NONE*
Redemption Fees                                                                                  NONE*
Exchange Fee                                                                                     NONE*

* Because  shares of the  Portfolios may be purchased  through  variable  insurance  products,  the prospectus of the relevant  product should be  carefully  reviewed for  information  on the charges and  expenses of those  products.  This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

                                                                                 Distribution                          Total Annual
                                                                                  and Service          Other        Portfolio Operating
Portfolio:                                                 Management Fees      (12b-1) Fees(1)     Expenses (2)         Expenses
--------------------------------------------------------- ------------------- -------------------- ---------------- --------------------
AST Money Market (3)                                              0.50               0.00              0.14                0.64
(1) As  discussed  below  under  "Management  of the  Trust - Fees and  Expenses",  the  Trustees  adopted  a  Distribution  Plan  (the
"Distribution  Plan") under Rule 12b-1 to permit an affiliate of the Trust's  Investment  Managers to receive brokerage  commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the  Portfolio  The chart above shows the amount of  commissions  paid during 2003 to the  affiliate of the  Investment  Managers to promote  distribution,  shown as a percentage of Portfolio  average daily net assets.  The Distribution  Plan does not limit the amount of  commissions  that may be  directed  under the Plan,  so the amount  directed in future  years may be greater  than or less than the percentage shown in the chart above.  Overall  brokerage  commission rates and amounts paid by the various  Portfolios are not expected to increase as a result of the Distribution Plan.
(2) As noted above, shares of the Portfolios  generally are purchased through variable insurance  products.  The Trust has entered into arrangements  with the issuers of the  variable  insurance  products  offering the  Portfolios  under which the Trust  compensates  the issuers  for  providing  ongoing  services  to  Portfolio  shareholders  in lieu of the  Trust  providing  such  services  directly  to shareholders.  Amounts paid under these  arrangements are included under "Other  Expenses".  See this Prospectus  under  "Management of the Trust - - Distribution Plans" for more information.
(3) The  Portfolios'  total actual annual  operating  expenses for the year ended  December 31, 2003 were less than the amount shown in the table due to fee waivers,  reimbursement of expenses and expense offset  arrangements.  These waivers,  reimbursements,  and offset arrangements are voluntary and may be terminated by American Skandia Investment  Services,  Inc. and Prudential  Investments LLC at any
time.  After accounting for the waivers,  reimbursements  and offset  arrangements,  the Portfolio's  actual annual operating  expenses were 0.59%.

EXPENSE EXAMPLES:

         These examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

         The Examples  assume that you invest  $10,000 in the Portfolio for the time periods  indicated.  The Examples also assume that your investment has a 5% return each year, that the Portfolio's  total operating  expenses remain the same, and that no expense waivers and reimbursements are in effect.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                After:
Portfolio:                                           1 yr.             3 yrs.           5 yrs.            10 yrs.
---------                                            ------------------------------------------------------------

AST Money Market                                     $65              $205              $357               $798

INVESTMENT OBJECTIVES AND POLICIES:

..........The investment  objective,  policies and  limitations  for the Portfolio are described  below.  The investment  objectives and policies of the Portfolios generally are not fundamental policies and may be changed by the Trustees without shareholder approval.

..........There can be no assurance  that the investment  objective of the Portfolio  will be achieved.  Risks relating to certain types of securities  and  instruments  in which the Portfolio may invest are  described in this  Prospectus  under  "Certain Risk Factors and
Investment Methods."

..........If approved by the Trustees, the Trust may add more Portfolios and may cease to offer any existing Portfolios in the future.

ASt Money Market portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek high current income and maintain high levels of liquidity.

Principal Investment Policies and Risks:

         As a money market  fund,  the  Portfolio  seeks to maintain a stable net asset value of $1.00 per share.  In other words,  the
Portfolio  attempts to operate so that  shareholders do not lose any of the principal  amount they invest in the Portfolio.  Of course, there can be no  assurance  that the  Portfolio  will  achieve its goal of a stable net asset value,  and shares of the  Portfolio  are neither  insured nor  guaranteed  by the U.S.  government or any other  entity.  For  instance,  the issuer or guarantor of a portfolio security or the other party to a contract could default on its  obligation,  and this could cause the  Portfolio's  net asset value per share to fall below $1. In addition,  the income earned by the Portfolio  will  fluctuate  based on market  conditions,  interest rates and other factors.  In a low interest rate  environment,  the yield for the Portfolio,  after deduction of operating  expenses,  may be negative even though the yield before  deducting such expenses is positive.  A negative yield may also cause the  Portfolio's net asset value per share to fall below $1.00.  The  Investment  Manager may decide to reimburse  certain of these  expenses to the  Portfolio in order to  maintain a positive  yield,  however it is under no  obligation  to do so and may cease  doing so at any time  without  prior notice.

         Under the regulatory  requirements  applicable to money market funds, the Portfolio must maintain a weighted average portfolio maturity of not more than 90 days and invest in high quality U.S.  dollar-denominated  securities that have effective maturities of not more than 397 days. In addition,  the Portfolio will limit its  investments to those  securities  that, in accordance  with  guidelines adopted by the Trustees of the Trust,  present  minimal  credit  risks.  The  Portfolio  will not  purchase any security  (other than a
United States Government security) unless:

o        if rated by only one nationally  recognized  statistical  rating  organization  (such as Moody's and Standard & Poor's),  such organization has rated it with the highest rating assigned to short-term debt securities;
o        if rated by more than one nationally  recognized  statistical  rating  organization,  at least two rating  organizations  have rated it with the highest rating assigned to short-term debt securities; or
o        it is not rated, but is determined to be of comparable quality in accordance with procedures noted above.

These  standards must be satisfied at the time an investment is made. If the quality of the investment  later  declines,  the Portfolio may continue to hold the investment,  subject in certain  circumstances  to a finding by the Directors that disposing of the investment would not be in the Portfolio's best interest.

         Subject to the above requirements, the Portfolio will invest in one or more of the types of investments described below.

         United States  Government  Obligations.  The Portfolio may invest in obligations  of the U.S.  Government and its agencies and instrumentalities  either directly or through  repurchase  agreements.  U.S.  Government  obligations  include:  (i) direct obligations issued by the  United  States  Treasury  such as  Treasury  bills,  notes and  bonds;  and (ii)  instruments  issued or  guaranteed  by government-sponsored  agencies acting under  authority of Congress.  Some U.S.  Government  Obligations are supported by the full faith and credit of the U.S. Treasury;  others are supported by the right of the issuer to borrow from the Treasury;  others are supported by the  discretionary  authority of the U.S.  Government  to purchase the agency's  obligations;  still others are  supported  only by the credit of the agency.  There is no assurance that the U.S.  Government will provide  financial  support to one of its agencies if it is not obligated to do so by law.

         Bank  Obligations.  The  Portfolio may invest in high quality  United States  dollar-denominated  negotiable  certificates  of deposit,  time deposits and bankers'  acceptances of U.S. and foreign banks,  savings and loan  associations  and savings banks meeting certain  total asset  minimums.  The Portfolio may also invest in  obligations  of  international  banking  institutions  designated or supported by national  governments  to promote  economic  reconstruction,  development  or trade between  nations  (e.g.,  the European
Investment Bank, the  Inter-American  Development Bank, or the World Bank).  These obligations may be supported by commitments of their member countries, and there is no assurance these commitments will be undertaken or met.

         Commercial  Paper;  Bonds.  The Portfolio  may invest in high quality  commercial  paper and corporate  bonds issued by United
States  issuers.  The  Portfolio  may also  invest  in bonds  and  commercial  paper  of  foreign  issuers  if the  obligation  is U.S.
dollar-denominated and is not subject to foreign withholding tax.

         Asset-Backed  Securities.  The Portfolio may invest in asset-backed  securities backed by credit card receivables,  automobile loans,  manufactured housing loans and home equity loans in an aggregate amount of up to 10% of the Portfolio's net assets,  subject to the limitations of rule 2a-7 under in Investment Company Act of 1940.

         Synthetic  Instruments.  As may be  permitted by current laws and  regulations  and if expressly  permitted by the Trustees of the Trust, the Portfolio may invest in certain synthetic  instruments.  Such instruments  generally involve the deposit of asset-backed securities in a trust  arrangement  and the issuance of certificates  evidencing  interests in the trust.  The Sub-advisor  will review the structure of synthetic instruments to identify credit and liquidity risks and will monitor such risks.

         Foreign  Securities.  Foreign  investments  must be  denominated  in U.S.  dollars and may be made  directly in  securities of foreign issuers or in the form of American Depositary Receipts and European Depositary Receipts.

         For more  information  on certain of these  investments,  see this  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

NET ASSET VALUE:

..........The net asset value per share ("NAV") of the  Portfolio is  determined  as of the time of the close of regular  trading on the
New York Stock  Exchange (the "NYSE")  (which is normally 4:00 p.m.  Eastern Time) on each day that the NYSE is open for business.  NAV is  determined  by dividing  the value of a  Portfolio's  total  assets,  less any  liabilities,  by the number of total shares of that
Portfolio  outstanding.  The assets of the Portfolio are valued by the amortized cost method,  which is intended to approximate  market value.  Because NAV is calculated and purchases may be made only on business days, and because  securities  traded on foreign exchanges may trade on other days, the value of the Portfolio's investments may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

..........Purchases of shares of the  Portfolio  may be made only by separate  accounts of  Participating  Insurance  Companies  for the purpose of investing assets  attributable to variable annuity contracts and variable life insurance  policies  ("Contractholders"),  or by qualified plans. The separate  accounts of the Participating  Insurance  Companies place orders to purchase and redeem shares of the
Trust based on, among other things,  the amount of premium  payments to be invested and the amount of surrender  and transfer  requests to be effected on that day under the variable annuity  contracts and variable life insurance  policies.  Orders are effected on days on which the NYSE is open for  trading.  Orders  received  before the regular  trading on the NYSE (which is  normally  4:00 P.M.  Eastern
Standard  Time) are effected at the NAV  determined  as of the NYSE close on that same day.  Orders  received  after the NYSE close are effected at the NAV  calculated  the next business  day.  Payment for  redemptions  will be made within seven days after the request is received.  The  Trust  does not  assess  any  transaction  or other  surrender  fees,  either  when it  sells  or when it  redeems  its securities.  However,  surrender charges,  mortality and expense risk fees and other charges may be assessed by Participating Insurance
Companies  under the  variable  annuity  contracts or variable  life  insurance  policies.  Please  refer to the  prospectuses  for the variable annuity contracts and variable insurance policies for further information on these fees.

The  Portfolios  offered by the Trust are not designed to provide  Contractholders  with a means of  speculating  on short-term  market movements.  Frequent  trading  by  Contractholders  may,  under  certain  circumstances,  disrupt  the  management  of the  Portfolios, negatively affect the Portfolios'  performance and increase  transaction  costs for all  Contractholders.  The Participating  Insurance
Companies  maintain  the  individual  Contractholder  records  and  submit  to the  Portfolios  only  aggregate  orders  combining  the transactions of many  Contractholders.  The Portfolios themselves generally cannot monitor trading by particular  Contractholders.  The vast  majority of the assets of the  Portfolios  are held in separate  accounts of the  American  Skandia  Life  Assurance  Corporation
("ASLAC"),  which imposes  restrictions on transfers by its  Contractholders.  For more  information  about the limits,  please see the prospectus for your variable contract or contact your insurance company.

..........As of the date of this Prospectus,  American Skandia Life Assurance  Corporation ("ASLAC") and Kemper Investors Life Insurance
Company are the only  Participating  Insurance  Companies.  Certain  conflicts of interest may arise as a result of  investment  in the
Trust by various insurance  companies for the benefit of their  Contractholders  and by various qualified plans.  These conflicts could arise  because of  differences  in the tax  treatment  of the  various  investors,  because of actions of the  Participating  Insurance
Companies  and/or the qualified plans, or other reasons.  The Trust does not currently  expect that any material  conflicts of interest will arise.  Nevertheless,  the Trustees  intend to monitor  events in order to identify any material  irreconcilable  conflicts and to determine  what  action,  if any,  should be taken in  response  to such  conflicts.  Should any  conflict  arise that would  require a substantial amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

MANAGEMENT OF THE TRUST:

Investment Managers:  ASISI, One Corporate Drive, Shelton,  Connecticut,  has served as Investment Manager to the Trust since 1992, and serves as co-investment  manager to a total of 60 investment company portfolios  (including the Portfolios of the Trust).  ASISI serves as co-manager of the Trust along with  Prudential  Investments  LLC ("PI") (each an "Investment  Manager" and together the  "Investment
Managers").  PI is located at Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey, and also serves as investment manager to the investment  companies that comprise the Prudential  mutual funds.  As  co-manager,  PI also provides  supervision  and oversight of
ASISI's investment management responsibilities with respect to the Trust.

..........The Trust's Investment Management Agreements,  on behalf of each Portfolio,  with ASISI and PI, (the "Management Agreements"), provide that the  Investment  Managers will furnish each  applicable  Portfolio  with  investment  advice and  administrative  services subject to the  supervision  of the Board of Trustees and in  conformity  with the stated  policies of the  applicable  Portfolio.  The
Investment Managers have engaged Sub-advisors to conduct the investment programs of each Portfolio,  including the purchase,  retention and sale of portfolio  securities.  The Investment  Managers are  responsible  for monitoring  the activities of the  Sub-advisors  and reporting on such  activities to the Trustees.  The  Investment  Managers must also provide,  or obtain and  supervise,  the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

         The Trust has  obtained an exemption  from the  Securities  and Exchange  Commission  that  permits the  Investment  Managers, subject to approval by the Board of Trustees of the Trust, to change  sub-advisors  for a Portfolio and to enter into new  sub-advisory agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies  that are organized in a similar  manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the Sub-advisors by the Investment Managers and the Trustees.

Sub-advisors:

         Wells Capital Management,  Inc. ("Wells"),  525 Market Street, San Francisco, CA 94105 serves as Sub-advisor for the AST Money
Market  Portfolio.  Wells is a  wholly-owned  subsidiary of Wells Fargo & Co.,  which was founded in 1852 and, as of December 31, 2003, had approximately $124 billion in assets under management.

      The  co-portfolio  managers  responsible  for  management of the AST Money Market  Portfolio are David D. Sylvester and Laurie R.
White.  Mr.  Sylvester,  Executive Vice President of Wells Capital and Head of Liquidity  Investments,  has over 25 years of investment experience  and has been with the firm  since  1979.  Ms.  White,  Executive  Vice  President  of Wells  Capital,  has over 15 years of investment  experience  and has been with the firm since 1991.  Mr.  Sylvester  and Ms.  White have managed the  Portfolio  since Wells became the Portfolio's Sub-advisor in September 2001.

Fees and Expenses:

         Investment  Management Fees.  ASISI receives a fee,  payable each month,  for the performance of its services.  ASISI pays the
Sub-advisor  a portion of such fee for the  performance  of the  Sub-advisory  services at no  additional  cost to the  Portfolio.  The
Portfolio's  fee is accrued  daily for the  purposes of  determining  the sale and  redemption  price of the  Portfolio's  shares.  The
Portfolio does not pay any fee to PI.

         The fees paid to ASISI for the fiscal year ended December 31, 2003,  stated as a percentage of the  Portfolio's  average daily net assets, were as follows:

    Portfolio:                                                                               Annual Rate:
    ----------                                                                               ------------
    AST Money Market                                                                             0.50

         For more  information  about  investment  management  fees,  including  voluntary fee waivers and the fee rates  applicable at various  asset  levels,  and the fees  payable by ASISI to each of the  Sub-advisors,  please  see the  Trust's  SAI under  "Investment
Advisory and Other Services."

         Other Expenses.  In addition to Investment  Management  fees, each Portfolio pays other expenses,  including costs incurred in connection with the maintenance of its securities law  registrations,  printing and mailing  prospectuses  and statements of additional information to shareholders,  certain office and financial  accounting  services,  taxes or governmental fees,  brokerage  commissions, custodial,  transfer and shareholder  servicing agent costs,  expenses of outside counsel and independent  accountants,  preparation of shareholder  reports and expenses of trustee and shareholder  meetings.  The Trust may also pay Participating  Insurance  Companies for printing  and delivery of certain  documents  (including  prospectuses,  semi-annual  and annual  reports and any proxy  materials)  to holders of variable  annuity  contracts  and variable  life  insurance  policies  whose assets are invested in the Trust as well as for other services.  Currently, each Portfolio pays each Participating Insurance Company 0.10% on assets attributable to that company.

         Distribution  Plan.  The  Trust has  adopted a  Distribution  Plan  (the  "Distribution  Plan")  under  Rule  12b-1  under the
Investment  Company Act of 1940 to permit  American  Skandia  Marketing,  Incorporated  ("ASM") and  Prudential  Investment  Management
Services LLC ("PIMS"),  both affiliates of ASISI and PI (each a "Distributor"  and together the  "Distributors")  to receive  brokerage commissions in connection  with purchases and sales of securities  held by the Portfolio,  and to use these  commissions to promote the sale of shares of the Portfolio.  Under the  Distribution  Plan,  transactions  for the purchase and sale of securities for a Portfolio may be directed  to certain  brokers for  execution  ("clearing  brokers")  who have  agreed to pay part of the  brokerage  commissions received on these  transactions to a Distributor for  "introducing"  transactions to the clearing  broker.  In turn, a Distributor will use the brokerage  commissions  received as an introducing broker to pay various  distribution-related  expenses,  such as advertising, printing of sales  materials,  and payments to dealers.  The Portfolio does not pay any separate fees or charges under the Distribution
Plan,  and it is expected that the brokerage  commissions  paid by the  Portfolio  will not increase as the result of the  Distribution
Plan.

TAX MATTERS:

..........The Portfolio  intends to distribute  substantially  all its net  investment  income.  Dividends  from  investment  income are declared  daily and paid monthly,  although the Trustees of the Trust may decide to declare  dividends at other  intervals.  Similarly, any net realized long- and short-term  capital gains of the Portfolio will be declared and  distributed at least annually either during or after the close of the Portfolio's  fiscal year.  Distributions  will be made to the various separate  accounts of the Participating
Insurance  Companies and to qualified plans (not to holders of variable  insurance  contracts or to plan  participants)  in the form of additional  shares (not in cash).  The result is that the investment  performance of the Portfolio,  either in the form of dividends or capital gains, will be reflected in the value of the variable contracts or the qualified plans.

..........Holders of variable  annuity  contracts  or  variable  life  insurance  policies  should  consult  the  prospectuses  of their respective  contracts or policies for information on the federal income tax consequences to such holders,  and plan participants should consult any  applicable  plan  documents for  information on the federal income tax  consequences  to such  participants.  In addition, variable  contract owners and qualified plan  participants  may wish to consult with their own tax advisors as to the tax  consequences of investments in the Trust, including the application of state and local taxes.

FINANCIAL HIGHLIGHTS:

The financial  highlights table is intended to help you understand the Portfolios'  financial  performance for the past five years (or, for  Portfolios  that have not been in operation  for five years,  since their  inceptions).  Certain  information  reflects  financial results for a single  Portfolio  share.  The total returns in the table  represent the rate that an investor  would have earned or lost in a  Portfolio.  The  information  for the year  ended  December  31,  2003 has been  audited  by KPMG LLP,  the  Trust's  independent auditors.  The periods  presented  through  December 31, 2002 were audited by other auditors.  The report of the independent  auditors, along with the  Portfolios'  financial  statements,  are included in the annual reports of the separate  accounts  funding the variable annuity contracts and variable life insurance  policies,  which are available without charge upon request to the Trust at One Corporate
Drive, Shelton, Connecticut or by calling (800) 752-6342.

                                                  INCREASE (DECREASE) FROM
                                                     INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                            -------------------------------------    ------------------------------

                               NET ASSET       NET                                                                        NET ASSET
                                VALUE      INVESTMENT   NET REALIZED   TOTAL FROM    FROM NET   FROM NET                   VALUE
                      PERIOD   BEGINNING     INCOME    & UNREALIZED    INVESTMENT   INVESTMENT  REALIZED      TOTAL          END
PORTFOLIO             ENDED     OF PERIOD      (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME      GAINS     DISTRIBUTIONS  OF PERIOD
---------             -----     ---------      ------     -----------   ----------   ------      -----     -------------  ---------
AST Money Market+++     12/31/03       $1.00    $  --?         $ --        $ --?       $ --?          --?        $ --?            $1.00
                        12/31/02        1.00       0.01          --          0.01      (0.01)         --?         (0.01)           1.00
                        12/31/01        1.00       0.04          --          0.04      (0.04)         --?         (0.04)           1.00
                        12/31/00        1.00       0.06          --          0.06      (0.06)         --?         (0.06)           1.00
                        12/31/99        1.00       0.04          --          0.04      (0.04)         --?         (0.04)           1.00
---------------------- ----------- ---------- ------------ ------------ ---------- ------------- ------------ ------------ -------------
* For 1999 and 2000,  includes  commissions  received by American  Skandia  Marketing,  Inc.  under the Trust's  Distribution  Plan, as described in this Prospectus under "Management of the Trust - Distribution Plan".
+++Prior to September 22, 2001, J.P. Morgan Investment Management Inc. served as Sub-advisor to the Portfolio.  Wells Capital
Management, Incorporated has served as Sub-advisor to the Portfolio since September 22, 2001.
? Amount represents less than a penny per share.

                                                                            RATIOS OF EXPENSES
           SUPPLEMENTAL DATA                                                  TO AVERAGE NET ASSETS*
    ----------------------------------------                       ---------------------------------------

                                                                 AFTER ADVISORY       BEFORE ADVISORY          RATIO OF NET
                NET ASSETS AT            PORTFOLIO                 FEE WAIVER           FEE WAIVER         INVESTMENT INCOME
TOTAL           END OF PERIOD            TURNOVER                  AND EXPENSE          AND EXPENSE        (LOSS) TO AVERAGE
RETURN             (IN 000'S)              RATE                  REIMBURSEMENT         REIMBURSEMENT               NET ASSETS
------             ----------              ----                  -------------         -------------               ----------
    0.63%          $1,762,117                N/A                       0.59%                 0.64%                  0.63%
    1.29%           2,744,716                N/A                       0.58%                 0.63%                  1.27%
    3.77%           2,652,093                N/A                       0.59%                 0.64%                  3.60%
    6.07%           2,244,193                N/A                       0.60%                 0.65%                  5.93%
    4.60%           2,409,157                N/A                       0.60%                 0.65%                  4.52%
---------------------------------------------------------------------------------------------------------------------------------------

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

..........The following is a description  of certain  securities  and  investment  methods that the Portfolios may invest in or use, and certain of the risks  associated  with such  securities  and  investment  methods.  The primary  investment  focus of each Portfolio is described  above under  "Investment  Objective and Policies" and an investor should refer to that section to obtain  information  about each Portfolio.  In general,  whether a particular  Portfolio may invest in a specific type of security or use an investment  method is described above or in the Trust's SAI under  "Investment  Objectives and Policies." As noted below,  however,  certain risk factors and investment methods apply to all or most of the Portfolios.

FOREIGN SECURITIES:

..........Investments  in  securities  of foreign  issuers  may involve  risks that are not present  with  domestic  investments.  While investments in foreign securities can reduce risk by providing further  diversification,  such investments involve "sovereign risks" in addition to the credit and market risks to which  securities  generally  are  subject.  Sovereign  risks  includes  local  political or economic  developments,  potential  nationalization,  withholding taxes on dividend or interest payments,  and currency blockage (which would  prevent  cash from being  brought  back to the United  States).  Compared to United  States  issuers,  there is  generally  less publicly  available  information about foreign issuers and there may be less  governmental  regulation and supervision of foreign stock exchanges,  brokers and listed companies.  Foreign issuers are not generally  subject to uniform  accounting and auditing and financial reporting  standards,  practices and requirements  comparable to those  applicable to domestic  issuers.  In some countries,  there may also be the  possibility  of  expropriation  or  confiscatory  taxation,  difficulty in enforcing  contractual  and other  obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

         Securities of some foreign issuers are less liquid and their prices are more volatile than  securities of comparable  domestic issuers.  Further,  it may be more difficult for the Trust's agents to keep currently  informed about  corporate  actions and decisions that may affect the price of portfolio securities.  Brokerage  commissions on foreign securities exchanges,  which may be fixed, may be higher than in the United  States.  Settlement of  transactions  in some foreign  markets may be less frequent or less reliable than in the United States,  which could affect the liquidity of  investments.  For example,  securities  that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept  purchase or redemption  orders.  As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

         American  Depositary  Receipts ("ADRs"),  European  Depositary  Receipts ("EDRs"),  Global Depositary  Receipts ("GDRs"),  and
International  Depositary Receipts ("IDRs"). ADRs are U.S.  dollar-denominated  receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign  issuer.  ADRs generally are publicly  traded in the United  States.  ADRs are subject to many of the same risks as direct  investments  in foreign  securities,  although  ownership  of ADRs may reduce or eliminate  certain  risks associated with holding assets in foreign  countries,  such as the risk of  expropriation.  EDRs, GDRs and IDRs are receipts similar to
ADRs that typically trade in countries other than the United States.

         Depositary  receipts  may  be  issued  as  sponsored  or  unsponsored  programs.  In  sponsored  programs,  the  issuer  makes arrangements to have its securities traded as depositary  receipts.  In unsponsored  programs,  the issuer may not be directly involved in the program.  Although  regulatory  requirements  with respect to sponsored  and  unsponsored  programs are generally  similar,  the issuers of unsponsored  depositary  receipts are not obligated to disclose  material  information in the United States and,  therefore, the import of such information may not be reflected in the market value of such securities.

         Developing  Countries.  Although none of the  Portfolios  invest  primarily in securities of issuers in developing  countries, many of the Funds may invest in these  securities  to some  degree.  Many of the risks  described  above with  respect to  investing in foreign issuers are accentuated when the issuers are located in developing  countries.  Developing  countries may be politically and/or economically  unstable,  and the  securities  markets  in those  countries  may be less  liquid or  subject  to  inadequate  government regulation and supervision.  Developing  countries have often  experienced high rates of inflation or sharply devalued their currencies against the U.S.  dollar,  causing the value of investments in companies  located in these countries to decline.  Securities of issuers in  developing  countries  may be more  volatile  and, in the case of debt  securities,  more  uncertain  as to payment of interest and principal.  Investments  in  developing  countries  may  include  securities  created  through  the Brady  Plan,  under  which  certain heavily-indebted countries have restructured their bank debt into bonds.

         Currency  Fluctuations.  Investments  in  foreign  securities  may be  denominated  in  foreign  currencies.  The  value  of a
Portfolio's  investments  denominated in foreign currencies may be affected,  favorably or unfavorably,  by exchange rates and exchange control  regulations.  A  Portfolio's  share price may,  therefore,  also be affected by changes in currency  exchange  rates.  Foreign currency  exchange  rates  generally  are  determined  by the  forces of supply  and  demand in  foreign  exchange  markets,  including perceptions  of the relative  merits of  investment  in different  countries,  actual or perceived  changes in interest  rates or other complex  factors.  Currency  exchange rates also can be affected  unpredictably by the intervention or the failure to intervene by U.S.
or foreign  governments or central banks,  or by currency  controls or political  developments  in the U.S. or abroad.  In addition,  a
Portfolio may incur costs in connection with conversions between various currencies.

         Foreign Currency  Transactions.  A Portfolio that invests in securities  denominated in foreign currencies will need to engage in foreign currency  exchange  transactions.  Such transactions may occur on a "spot" basis at the exchange rate prevailing at the time of the  transaction.  Alternatively,  a Portfolio  may enter into forward  foreign  currency  exchange  contracts.  A forward  contract involves  an  obligation  to  purchase  or sell a  specified  currency  at a  specified  future  date at a price set at the time of the contract.  A Portfolio  may enter into a forward  contract to increase  exposure to a foreign  currency when it wishes to "lock in" the
U.S.  dollar price of a security it expects to or is obligated to purchase or sell in the future.  This  practice may be referred to as
"transaction  hedging." In addition,  when a Portfolio's  Sub-advisor  believes that the currency of a particular country may suffer or enjoy a significant  movement  compared to another  currency,  the Portfolio may enter into a forward contract to sell or buy the first foreign  currency (or a currency that acts as a proxy for such  currency).  This  practice may be referred to as  "portfolio  hedging."
In any event,  the precise  matching of the forward  contract  amounts and the value of the securities  involved  generally will not be possible.  No Portfolio  will enter into a forward  contract if it would be  obligated to sell an amount of foreign  currency in excess of the value of the Fund's  securities  or other assets  denominated  in or exposed to that  currency,  or will sell an amount of proxy currency in excess of the value of  securities  denominated  in or exposed to the related  currency  unless open  positions in forwards used for non-hedging  purposes are covered by the segregation on the Portfolios'  records of assets  determined to be liquid and marked to market daily.  The effect of entering into a forward  contract on a  Portfolio's  share price will be similar to selling  securities denominated in one currency and purchasing  securities  denominated  in another.  Although a forward  contract may reduce a Portfolio's losses on securities  denominated  in foreign  currency,  it may also reduce the potential for gain on the securities if the currency's value  moves in a direction  not  anticipated  by the  Sub-advisor.  In  addition,  foreign  currency  hedging  may entail  significant transaction costs.

FIXED INCOME SECURITIES:

         Most of the Portfolios,  including the Portfolios  that invest  primarily in equity  securities,  may invest to some degree in bonds, notes,  debentures and other obligations of corporations and governments.  Fixed-income  securities are generally subject to two kinds of risk:  credit risk and market risk.  Credit risk relates to the ability of the issuer to meet interest and principal  payments as they come due. The ratings  given a security by Moody's  Investors  Service,  Inc.  ("Moody's")  and  Standard & Poor's  Corporation
("S&P"),  which are  described in detail in the Appendix to the Trust's SAI,  provide a generally  useful guide as to such credit risk.
The lower the rating,  the greater the credit risk the rating service  perceives to exist with respect to the security.  Increasing the amount of Portfolio assets invested in lower-rated  securities  generally will increase the Portfolio's  income, but also will increase the credit  risk to which the  Portfolio  is  subject.  Market  risk  relates to the fact that the  prices of fixed  income  securities generally  will be affected by changes in the level of interest  rates in the  markets  generally.  An increase in interest  rates will tend to reduce the prices of such  securities,  while a decline in interest rates will tend to increase their prices.  In general,  the longer the maturity or duration of a fixed income security, the more its value will fluctuate with changes in interest rates.

         Lower-Rated Fixed Income  Securities.  Lower-rated  high-yield bonds (commonly known as "junk bonds") are those that are rated lower than the four highest  categories by a nationally  recognized  statistical  rating  organization (for example,  lower than Baa by
Moody's or BBB by S&P), or, if not rated,  are of equivalent  investment  quality as determined by the Sub-advisor.  Lower-rated  bonds are  generally  considered  to be high risk  investments  as they are  subject to  greater  credit  risk than  higher-rated  bonds.  In addition,  the market for lower-rated  bonds may be thinner and less active than the market for  higher-rated  bonds, and the prices of lower-rated  high-yield  bonds may  fluctuate  more than the prices of  higher-rated  bonds,  particularly  in times of market  stress.
Because  the risk of  default  is higher in  lower-rated  bonds,  a  Sub-advisor's  research  and  analysis  tend to be very  important ingredients in the selection of these bonds.  In addition,  the exercise by an issuer of redemption or call  provisions that are common in lower-rated bonds may result in their replacement by lower yielding bonds.

         Bonds rated in the four highest ratings  categories are frequently  referred to as "investment  grade."  However,  bonds rated in the fourth category (Baa or BBB) are considered medium grade and may have speculative characteristics.

MORTGAGE-BACKED SECURITIES:

         Mortgage-backed  securities  are securities  representing  interests in "pools" of mortgage loans on residential or commercial real property and that generally  provide for monthly  payments of both interest and principal,  in effect  "passing  through"  monthly payments  made by the  individual  borrowers  on the mortgage  loans (net of fees paid to the issuer or  guarantor of the  securities).
Mortgage-backed  securities are frequently issued by U.S.  Government  agencies or  Government-sponsored  enterprises,  and payments of interest and  principal on these  securities  (but not their market  prices) may be guaranteed by the full faith and credit of the U.S.
Government  or by the agency  only,  or may be  supported by the  issuer's  ability to borrow from the U.S.  Treasury.  Mortgage-backed securities created by non-governmental issuers may be supported by various forms of insurance or guarantees.

         Like other  fixed-income  securities,  the value of a  mortgage-backed  security will  generally  decline when interest  rates rise.  However,  when interest  rates are declining,  their value may not increase as much as other  fixed-income  securities,  because early repayments of principal on the underlying mortgages (arising,  for example,  from sale of the underlying  property,  refinancing, or  foreclosure)  may serve to reduce the remaining life of the security.  If a security has been purchased at a premium,  the value of the  premium  would  be lost in the  event of  prepayment.  Prepayments  on some  mortgage-backed  securities  may  necessitate  that a
Portfolio  find  other  investments,  which,  because of  intervening  market  changes,  will  often  offer a lower rate of return.  In addition, the mortgage securities market may be particularly affected by changes in governmental regulation or tax policies.

         Collateralized  Mortgage  Obligations (CMOs). CMOs are a type of mortgage  pass-through  security that are typically issued in multiple  series with each series having a different  maturity.  Principal and interest  payments from the  underlying  collateral  are first used to pay the principal on the series with the shortest  maturity;  in turn,  the  remaining  series are paid in order of their maturities.  Therefore,  depending  on the type of CMOs in which a  Portfolio  invests,  the  investment  may be  subject to greater or lesser risk than other types of mortgage-backed securities.

         Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities are mortgage  pass-through  securities that have been  divided  into  interest  and  principal  components.  "IOs"  (interest  only  securities)  receive the  interest  payments on the underlying  mortgages while "POs" (principal only securities)  receive the principal  payments.  The cash flows and yields on IO and PO classes are extremely  sensitive to the rate of principal  payments  (including  prepayments) on the underlying  mortgage loans. If the underlying  mortgages  experience  higher  than  anticipated  prepayments,  an  investor  in an IO class of a stripped  mortgage-backed security  may fail to  recoup  fully its  initial  investment,  even if the IO class is  highly  rated or is  derived  from a  security guaranteed by the U.S. Government.  Conversely,  if the underlying mortgage assets experience slower than anticipated prepayments,  the price on a PO class will be affected more severely than would be the case with a  traditional  mortgage-backed  security.  Unlike other fixed-income and other mortgage-backed securities, the value of IOs tends to move in the same direction as interest rates.

ASSET-BACKED SECURITIES:

         Asset-backed  securities  conceptually are similar to mortgage  pass-through  securities,  but they are secured by and payable from  payments  on assets  such as credit  card,  automobile  or trade  loans,  rather  than  mortgages.  The  credit  quality of these securities  depends  primarily upon the quality of the underlying  assets and the level of credit support or enhancement  provided.  In addition, asset-backed securities involve prepayment risks that are similar in nature to those of mortgage pass-through securities.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENT TRANSACTIONS:

         The Portfoliomay  purchase  securities on a when-issued,  delayed-delivery  or forward  commitment basis.  These  transactions generally  involve the  purchase of a security  with payment and  delivery  due at some time in the future.  A Portfolio  does not earn interest on such  securities  until  settlement and bears the risk of market value  fluctuations in between the purchase and settlement dates.  If the seller  fails to complete  the sale,  the  Portfolio  may lose the  opportunity  to obtain a favorable  price and yield.
While the Portfolios will generally engage in such when-issued,  delayed-delivery  and forward commitment  transactions with the intent of actually  acquiring the  securities,  a Portfolio may sometimes  sell such a security  prior to the  settlement  date. The Portfolio will not enter into these  commitments  if they would  exceed 15% of the value of the  Portfolio's  total  assets less its  liabilities other than liabilities created by these commitments.

         Certain  Portfolios may also sell securities on a  delayed-delivery  or forward commitment basis. If the Portfolio does so, it will not  participate  in future  gains or losses  on the  security.  If the  other  party to such a  transaction  fails to pay for the securities, the Portfolio could suffer a loss.

ILLIQUID AND RESTRICTED SECURITIES:

         Subject to guidelines  adopted by the Trustees of the Trust,  the Portfolio may invest up to 10% of its net assets in illiquid securities.  Illiquid  securities are those that,  because of the absence of a readily  available market or due to legal or contractual restrictions on resale,  cannot be sold within seven days in the ordinary course of business at  approximately  the amount at which the
Portfolio has valued the investment.  Therefore,  a Portfolio may find it difficult to sell illiquid  securities at the time considered most  advantageous  by its  Sub-advisor  and may incur  expenses that would not be incurred in the sale of securities  that were freely marketable.

         Certain  securities that would otherwise be considered  illiquid because of legal restrictions on resale to the general public may be traded among  qualified  institutional  buyers under Rule 144A of the Securities Act of 1933.  These Rule 144A  securities,  and well as  commercial  paper that is sold in private  placements  under Section 4(2) of the  Securities  Act, may be deemed liquid by the
Portfolio's  Sub-advisor  under the  guidelines  adopted  by the  Trustees  of the  Trust.  However,  the  liquidity  of a  Portfolio's investments in Rule 144A securities could be impaired if trading does not develop or declines.

REPURCHASE AGREEMENTS:

         Each Portfolio may enter into repurchase  agreements.  Repurchase  agreements are agreements by which a Portfolio  purchases a security  and obtains a  simultaneous  commitment  from the seller to  repurchase  the  security at an agreed upon price and date.  The resale price is in excess of the purchase  price and reflects an agreed upon market rate  unrelated to the coupon rate on the purchased security.  Repurchase  agreements  must be  fully  collateralized  and  can be  entered  into  only  with  well-established  banks  and broker-dealers  that  have been  deemed  creditworthy  by the  Sub-advisor.  Repurchase  transactions  are  intended  to be  short-term transactions,  usually with the seller  repurchasing the securities within seven days.  Repurchase  agreements that mature in more than seven days are subject to a Portfolio's limit on illiquid securities.

         If the  Portfolio  enters into a  repurchase  agreement  it may lose money in the event that the other  party  defaults on its obligation  and the Portfolio is delayed or prevented from  disposing of the  collateral.  The Portfolio also might incur a loss if the value of the  collateral  declines,  and it might  incur  costs in selling the  collateral  or  asserting  its legal  rights  under the agreement.  If a defaulting seller filed for bankruptcy or became  insolvent,  disposition of collateral might be delayed pending court action.

REVERSE REPURCHASE AGREEMENTS:

         The  Portfolio  may enter  into  reverse  repurchase  agreements.  In a reverse  repurchase  agreement,  a  Portfolio  sells a portfolio  instrument and agrees to repurchase it at an agreed upon date and price,  which reflects an effective  interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing  money,  may increase  fluctuations in a Portfolio's  share price.  When entering into a reverse  repurchase  agreement,  a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

BORROWING:

         Each Portfolio may borrow money from banks or  broker/dealers.  Each  Portfolio's  borrowings are limited so that  immediately after such borrowing the value of the Portfolio's assets (including  borrowings) less its liabilities (not including  borrowings) is at least three times the amount of the borrowings.  Should a Portfolio,  for any reason,  have borrowings that do not meet the above test, such  Portfolio  must reduce such  borrowings so as to meet the  necessary  test within three  business  days.  The Portfolio  will not purchase  securities when outstanding  borrowings are greater than 5% of the Portfolio's  total assets. If the Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

LENDING PORTFOLIO SECURITIES:

         The  Portfolio  may lend  securities  with a value  of up to 33 1/3% of its  total  assets  to  broker-dealers,  institutional investors,  or others  (collectively,  a "Borrower") for the purpose of realizing additional income. Voting rights on loaned securities typically  pass to the  borrower,  although a Portfolio has the right to terminate a securities  loan,  usually  within three  business days,  in order  to vote on  significant  matters  or for  other  reasons.  All  securities  loans  will be  collateralized  by cash or securities  issued or  guaranteed  by the U.S.  Government  or its  agencies at least equal in value to the market  value of the loaned securities.  Any cash  collateral  received  by a Portfolio  in  connection  with such loans  normally  will be invested in  short-term instruments,  which may not be  immediately  liquid under  certain  circumstances.  Any losses  resulting  from the  investment of cash collateral  would be borne by the lending  Portfolio.  The Portfolio  could also suffer a loss where the value of the collateral  falls below the market value of the  borrowed  securities,  in the event of a Borrower's  default.  These  events could  trigger  adverse tax consequences  to the  Portfolio.  Lending  securities  involves  certain other risks,  including  the risk that the  Portfolio  will be delayed or prevented  from  recovering  the  collateral if the borrower  fails to timely return a loaned  security and the risk that an increase in interest rates may result in unprofitable securities loans made to Borrowers.

OTHER INVESTMENT COMPANIES:

         The Trust has made  arrangements  with certain money market mutual funds so that the Sub-advisors  for the various  Portfolios can "sweep" excess cash balances of the Portfolio to those funds for temporary  investment purposes.  In addition,  the Sub-advisor may invest  Portfolio  assets  in money  market  funds  that they  advise  or in other  investment  companies.  Mutual  funds pay their own operating expenses,  including investment  management fees, and the Portfolio,  as a shareholder in these mutual funds, will indirectly pay their proportionate share of such funds' expenses.

                                                                 NOTES

                                                                 NOTES

Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484

Investment Managers
American Skandia Investment Services, Incorporated                     Prudential Investments LLC
One Corporate Drive                                                    Gateway Center Three, 100 Mulberry Street
Shelton, CT 06484                                             Newark, NJ  07102

Sub-Advisors
Wells Capital Management, Inc.

Custodians
PFPC Trust Company                                                     JP Morgan Chase Bank
400 Bellevue Parkway                                                   4 MetroTech Center
Wilmington, DE 19809                                                   Brooklyn, NY 11245

Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Accountants
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Shea & Gardner
1800 Massachusetts Ave, N.W.
Washington, D.C. 20036

INVESTOR INFORMATION SERVICES:

         Shareholder  inquiries  should be made by calling (800) 752-6342 or by writing to the American  Skandia Trust at One Corporate
Drive, Shelton, Connecticut 06484.

         Additional  information  about the Portfolio is included in a Statement of Additional  Information,  which is  incorporated by reference into this Prospectus.  Additional  information  about the Portfolio's  investments is available in the annual and semi-annual reports to holders of variable  annuity  contracts  and  variable  life  insurance  policies.  In the annual  reports,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each Portfolio's  performance  during its last fiscal year.  The  Statement of Additional  Information  and  additional  copies of annual and  semi-annual  reports are available without charge by calling the above number.

         Delivery of Prospectus  and other  Documents to  Households.  To lower costs and eliminate  duplicate  documents  sent to your address,  the Trust, in accordance with applicable  laws and  regulations,  may begin mailing only one copy of the Trust's  prospectus, prospectus supplements,  annual and semi-annual reports, proxy statements and information  statements,  or any other required documents to your address  even if more than one  shareholder  lives  there.  If you have  previously  consented  to have any of these  documents delivered to multiple  investors at a shared address,  as required by law, and wish to revoke this consent or otherwise would prefer to continue to receive  your own copy,  you should call  1-800-SKANDIA  or write to "American  Skandia  Trust,  c/o American  Skandia Life
Assurance  Corporation." at P.O. Box 7038,  Bridgeport,  CT 06601-9642.  The Trust will begin sending  individual  copies to you within thirty days of receipt of revocation.

         The  information in the Trust's  filings with the Securities  and Exchange  Commission  (including the Statement of Additional
Information)  is available from the  Commission.  Copies of this  information  may be obtained,  upon payment of  duplicating  fees, by electronic request to  publicinfo@sec.gov  or by writing the Public Reference Section of the Commission,  Washington,  D.C. 20549-0102.
                       --------------------
The  information  can also be reviewed and copied at the  Commission's  Public  Reference Room in Washington,  D.C.  Information on the
operation of the Public  Reference Room may be obtained by calling the Commission at  1-202-942-8090.  Finally,  information  about the
Trust is available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.
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Investment Company Act File No. 811-5186